Significant Transactions - Disclosure of Preliminary Fair Values of Identifiable Assets Acquired and Liabilities Assumed at the Acquisition Date (Detail) $ in Millions, $ in Millions	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2017 CAD ($)	Aug. 31, 2017 CAD ($)	Aug. 31, 2017 USD ($)	Jun. 23, 2017 CAD ($)	Jun. 23, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill	$ 5,449	$ 5,564	$ 5,367
Private bancorp inc [member]
Disclosure of detailed information about business combination [line items]
Cash						$ 280
Interest-bearing deposits with banks						441
AFS and HTM securities						5,577
Loans						20,642
Other assets						33
Intangible assets						370
Total fair value of identifiable assets acquired						27,343
Deposits						24,059
Other liabilities						496
Total fair value of identifiable liabilities assumed						24,555
Fair value of identifiable net assets acquired						2,788
Goodwill						3,853
Total purchase consideration						$ 6,641	$ 5,000
Geneva Advisors [member]
Disclosure of detailed information about business combination [line items]
Cash				$ 12
Other assets				2
Intangible assets				102
Other liabilities				(12)
Fair value of identifiable net assets acquired				104
Goodwill				120
Total purchase consideration				$ 224	$ 179